CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue (note 6)	$ 473,209	$ 448,588
Cost of Sales	316,410	289,837
Gross margin	156,799	158,751
Expenses
Sales and marketing	75,971	86,481
Research and development (note 7)	68,425	82,029
Administration	50,104	48,513
Restructuring (note 8)	12,255	8,740
Acquisition-related and integration	239	440
Impairment (note 18, 19 and 21)	12,285	0
Amortization	17,066	20,584
Total expenses	236,345	246,787
Loss from operations	(79,546)	(88,036)
Foreign exchange (loss) gain	(7,480)	8,003
Other expense (note 10)	(1,700)	(2,027)
Loss before income taxes	(88,726)	(82,060)
Income tax expense (recovery) (note 11)	6	(11,909)
Net loss from continuing operations	(88,732)	(70,151)
Net (loss) earnings from discontinued operations (note 5(c))	(285)	20,810
Net loss	(89,017)	(49,341)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of taxes of $nil	(3,152)	7,636
Comprehensive loss	$ (92,169)	$ (41,705)
Basic and diluted net earnings (loss) per share (in dollars) (note 13)
Continuing operations, basic (in dollars per share)	$ (2.39)	$ (1.93)
Continuing operations, diluted (in dollars per share)	(2.39)	(1.93)
Discontinued operations, basic (in dollars per share)	(0.01)	0.57
Discontinued operations, diluted (in dollars per share)	(0.01)	0.57
Net earning (loss) per share, diluted (in dollars per share)	(2.40)	(1.36)
Net earnings (loss) per share, basic (in dollars per share)	$ (2.40)	$ (1.36)
Weighted average number of shares outstanding (in thousands) (note 12)
Basic (in shares)	37,119	36,393
Diluted (in shares)	37,119	36,393
loT Solutions
Revenue (note 6)	$ 323,075	$ 306,917
Cost of Sales	239,310	219,771
Enterprise Solutions
Revenue (note 6)	150,134	141,671
Cost of Sales	$ 77,100	$ 70,066